                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        SUPPLEMENT DATED AUGUST 21, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 31, 2008

     The Prospectus is hereby supplemented as follows:

     (1) The section entitled "FEES AND EXPENSES OF THE FUND" is hereby amended by replacing footnote (2) to the fee table in its entirety with the following:

          (2) Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge of 1.00% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to September 22, 2008, a deferred sales charge of 0.50% may be imposed on certain redemptions made within eighteen months of purchase. See "Purchase of Shares -- Class A Shares."

     (2) The section entitled "PURCHASE OF SHARES -- CLASS A SHARES" is hereby amended by replacing the second footnote to the Class A Shares Sales Charge
Schedule in its entirety with the following:

          ** No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although such Class A Shares purchased without a sales charge may be subject to a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to September 22, 2008, a deferred sales charge of 0.50% may be imposed on certain redemptions made within eighteen months of purchase. The contingent deferred sales charge is assessed on an amount equal to the lesser of the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. Shareholders should retain any records necessary to substantiate the historical cost of their shares, as the Fund and authorized dealers may not retain this information.

     (3) The section entitled "PURCHASE OF SHARES -- CLASS A SHARES PURCHASE PROGRAMS -- NET ASSET VALUE PURCHASE OPTIONS" is hereby amended by replacing the last sentence of option (7) with the following:

          Effective September 22, 2008, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million. With respect to shares purchased prior to September 22, 2008, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 0.50% on sales of $1 million to $3 million, plus 0.25% on the excess over $3 million.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     INFSPT 8/08

                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

                    SUPPLEMENT DATED AUGUST 21, 2008 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED JANUARY 31, 2008,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                            DATED JANUARY 31, 2008,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008

     Van Kampen California Insured Tax Free Income Fund's (the "Fund") investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal securities at the time of investment. Under normal market conditions, the Fund invests at least 80% of its net assets in insured securities at the time of investment. The Fund is not proposing any changes in its investment objective or in these investment policies; however, as described below, the Fund has adopted a change in its policy regarding the credit rating of the insurers.

     In connection with the unusual recent instability in the marketplace, many of the insurers of municipal bonds have experienced ratings downgrades by the ratings agencies that rate such insurers' claims paying ability. This affects many mutual funds that invest in insured municipal bonds because many such funds (including the Fund) currently have policies that require such funds to invest substantially all of their assets in municipal securities that are insured at the time of investment by an insurer whose claims paying ability is rated AAA. As a result of the recent downgrades, the Board of Trustees of the Fund has approved a policy change for the Fund to require the Fund to invest at least 80% of its net assets in municipal securities that are insured at the time of purchase by insurers whose claims paying ability is rated A or better by at least one nationally recognized statistical rating organization. The changed policy reflects the current state of the marketplace and reflects that the claims-paying ability of many current insurers may not be upgraded again to AAA in the near future. Management of the Fund believes that the changed policy allows the Fund to continue to purchase higher quality insured municipal bonds, while acknowledging the market price impact and moderately increased credit risk related to these downgrades among insurers.

     The Prospectuses are hereby supplemented as follows:

     (1) The first sentence of the first paragraph of the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES" is hereby deleted in its entirety and replaced with the following:

          Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing substantially all of the Fund's assets in a portfolio of California municipal securities that are insured at the time of purchase as to timely payment of principal and interest by a private insurance company.

     (2) The first sentence of the second paragraph in the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT RISKS -- MARKET RISK" is hereby deleted in its entirety and replaced with the following:

          Generally, the Fund's municipal securities are insured as to timely payment of principal and interest by a private insurance company.

     (3) The following is hereby added after the second sentence in the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT RISKS -- CREDIT RISK":

          In the event that the insurers of the Fund's insured municipal securities are downgraded in their claims paying abilities by a nationally recognized statistical rating organization, the Fund would be subject to potential market value declines and increased credit risk on the municipal securities insured by such insurer.

     (4) The first sentence of the first paragraph of the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS" is hereby deleted in its entirety and replaced with the following:

          Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 80% of the Fund's assets in a portfolio of California municipal securities that are insured at the time of purchase as to timely payment of principal and interest by an entity whose claims-paying ability is rated at least A by Standard and Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO").

     (5) The first sentence in the first paragraph of the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- INSURED MUNICIPAL SECURITIES" is hereby deleted in its entirety.

     (6) The first sentence of the third paragraph of the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- INSURED MUNICIPAL SECURITIES" is hereby deleted in its entirety and replaced with the following:

          Under normal market conditions, the Fund invests at least 80% of the Fund's assets in a portfolio of municipal securities that are insured at the time of purchase as to timely payment of principal and interest by an entity whose claims-paying ability is rated at least A by S&P or Moody's or an equivalent rating by another NRSRO.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    CAISPT1 8/08

                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INSURED TAX FREE INCOME FUND

                    SUPPLEMENT DATED AUGUST 21, 2008 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED JANUARY 31, 2008,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                            DATED JANUARY 31, 2008,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 21, 2008

     Van Kampen Insured Tax Free Income Fund's (the "Fund") investment objective is to provide investors with a high level of current income exempt from federal income tax, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal securities at the time of investment. Under normal market conditions, the Fund invests at least 80% of its net assets in insured securities at the time of investment. The Fund is not proposing any changes in its investment objective or in these investment policies; however, as described below, the Fund has adopted a change in its policy regarding the credit rating of the insurers.

     In connection with the unusual recent instability in the marketplace, many of the insurers of municipal bonds have experienced ratings downgrades by the ratings agencies that rate such insurers' claims paying ability. This affects many mutual funds that invest in insured municipal bonds because many such funds (including the Fund) currently have policies that require such funds to invest substantially all of their assets in municipal securities that are insured at the time of investment by an insurer whose claims paying ability is rated AAA. As a result of the recent downgrades, the Board of Trustees of the Fund has approved a policy change for the Fund to require the Fund to invest at least 80% of its net assets in municipal securities that are insured at the time of purchase by insurers whose claims paying ability is rated A or better by at least one nationally recognized statistical rating organization. The changed policy reflects the current state of the marketplace and reflects that the claims-paying ability of many current insurers may not be upgraded again to AAA in the near future. Management of the Fund believes that the changed policy allows the Fund to continue to purchase higher quality insured municipal bonds, while acknowledging the market price impact and moderately increased credit risk related to these downgrades among insurers.

     The Prospectuses are hereby supplemented as follows:

     (1) The first paragraph of the section entitled "RISK/RETURN
SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES" is hereby deleted in its entirety and replaced with the following:

          Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing substantially all of the Fund's assets in a portfolio of municipal securities that are insured at the time of purchase as to timely payment of principal and interest by a private insurance company.

     (2) The first sentence of the second paragraph in the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT RISKS -- MARKET RISK" is hereby deleted in its entirety and replaced with the following:

          Generally, the Fund's municipal securities are insured as to timely payment of principal and interest by a private insurance company.

     (3) The following is hereby added after the second sentence in the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT RISKS -- CREDIT RISK":

          In the event that the insurers of the Fund's insured municipal securities are downgraded in their claims paying abilities by a nationally recognized statistical rating organization, the Fund would be subject to potential market value declines and increased credit risk on the municipal securities insured by such insurer.

     (4) The first paragraph of the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS-PRINCIPAL INVESTMENT STRATEGIES AND RISKS" is hereby deleted in its entirety and replaced with the following:

          Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 80% of the Fund's assets in a portfolio of municipal securities that are insured at the time of purchase as to timely payment of principal and interest by an entity whose claims-paying ability is rated at least A by Standard and Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO").

     (5) The first sentence in the first paragraph of the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS-INSURED MUNICIPAL SECURITIES" is hereby deleted in its entirety.

     (6) The first sentence of the third paragraph of the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS-INSURED MUNICIPAL SECURITIES" is hereby deleted in its entirety and replaced with the following:

          Under normal market conditions, the Fund invests at least 80% of the Fund's assets in a portfolio of municipal securities that are insured at the time of purchase as to timely payment of principal and interest by an entity whose claims-paying ability is rated at least A by S&P or Moody's or an equivalent rating by another NRSRO.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   TFINSPT1 8/08

                           VAN KAMPEN TAX FREE TRUST

                        SUPPLEMENT DATED AUGUST 21, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED JANUARY 31, 2008,
          AS PREVIOUSLY SUPPLEMENTED ON JUNE 10, 2008 AND MAY 21, 2008

The Statement of Additional Information is hereby supplemented as follows:

     (1) The third sentence of second paragraph in the section entitled "INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS -- INSURANCE -- GENERAL" is hereby deleted in its entirety and replaced with the following:

     The claims paying abilities and debt ratings of several large insurers recently have been lowered by one or more of the nationally recognized statistical ratings organizations ("NRSRO") and many insurers are currently experiencing adverse results. In the event the claims paying ability rating of an insurer of municipal securities in such Fund's portfolio were to be lowered, the market value of such securities as well as the net asset value of a Fund could be adversely affected and a Fund could seek to obtain additional insurance from an insurer whose claims paying ability is rated higher by S&P or Moody's or an equivalent rating by another NRSRO. If the Adviser determines that the costs of obtaining such additional insurance outweigh the benefits, that Fund may elect not to obtain additional insurance.

     (2) The fifth sentence of the second paragraph in the section entitled "INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS -- INSURANCE -- GENERAL" is hereby deleted in its entirety and replaced with the following:

     The Adviser also may determine not to purchase additional insurance in such circumstances if it believes that the insurer is taking steps which will cause its claims paying ability rating to be restored promptly.

     (3) The following is hereby added after the first sentence in the third paragraph in the section entitled "INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS -- INSURANCE -- GENERAL":

     In addition, the operations of certain insurers could be assumed by their state regulatory agencies.

     (4) The fourth sentence of the third paragraph in the section entitled "INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS -- INSURANCE -- GENERAL" is hereby deleted in its entirety and replaced with the following:

     In the event of a default by an insurer on its obligations with respect to any municipal securities in such Fund's portfolio, that Fund would look to the issuer or guarantor of the relevant municipal securities for payments of principal and interest and such issuer or guarantor may not be highly rated by S&P or Moody's or an equivalent rating by another NRSRO.

     (5) The section entitled "DISTRIBUTION AND SERVICE" is hereby amended by replacing the second footnote to the Class A Shares Sales Charge Table in its entirety with the following:

     For Intermediate Term Municipal Income Fund:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments a Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to September 22, 2008, the Fund may impose a contingent deferred sales charge of 0.50% on certain redemptions made within eighteen months of purchase. The eighteen-month period ends on the first business day of the nineteenth month after the purchase date. Effective September 22, 2008, a commission or transaction fee may be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of a Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million. With respect to shares purchased prior to September 22, 2008, a commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of a Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 0.50% on sales of $1 million to $3 million, plus 0.25% on the excess over $3 million. Authorized dealers will be eligible to receive the ongoing service fee with respect to such shares commencing in the second year following purchase. Proceeds from the distribution and service fees paid by a Fund during the first twelve months are paid to the Distributor and are used by the Distributor to defray its distribution and service related expenses.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   VKSPTSAI 8/08